Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Net operating loss carryforwards	[1]	¥ 500,000
Changes that directly affected Income tax expense			¥ 16,196	¥ (39,410)
Change in valuation allowance		39,754	17,818	3,282
Unrecognized tax benefits, that would affect effective tax rate		7,043	5,245	4,401
Unrecognized tax benefits, interest and penalties		2,286	¥ 1,812	¥ 1,463
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Net operating loss carryforwards		156,000
Mizuho Financial Group Inc
Income Taxes [Line Items]
Undistributed earnings		349,000
Deferred tax liabilities		¥ 36,000

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards is fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.